Property, plant and equipment - Right of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 105,718	€ 68,264
Ending balance	126,726	105,718	€ 68,264
RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,794	35,113
Ending balance	27,526	31,794	35,113
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	140,555	98,972	71,823
Additions	29,336	52,839	38,664
Sales and disposals	(4,790)	(11,494)	(1,228)
Reclassifications to assets held for sale			(10,110)
Translation differences	233	238	(178)
Ending balance	167,588	140,555	98,972
Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,239	46,225	31,225
Additions	4,306	6,924	21,459
Sales and disposals	(4,984)	(5,133)	(167)
Reclassifications to assets held for sale			(6,202)
Translation differences	216	223	(90)
Ending balance	47,777	48,239	46,225
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,837	30,708	31,117
Sales and disposals	(4,075)	(11,494)	(1,186)
Reclassifications to assets held for sale			(4,814)
Translation differences	66	47	(75)
Depreciation	10,034	6,260	5,666
Ending balance	40,862	34,837	30,708
Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,444	11,111	5,879
Sales and disposals	(3,993)	(2,669)	(167)
Reclassifications to assets held for sale			(1,448)
Translation differences	(103)	(79)	36
Depreciation	7,696	7,923	6,883
Ending balance	20,250	16,444	11,111
Land and building | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,961	31,027
Ending balance	20,410	24,961	31,027
Land and building | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,461	39,678	27,364
Additions	703	1,722	18,341
Sales and disposals	(3,554)	(4,160)
Reclassifications to assets held for sale			(5,940)
Translation differences	224	221	(88)
Ending balance	34,834	37,461	39,678
Land and building | Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,500	8,651	4,670
Sales and disposals	(2,602)	(1,696)
Reclassifications to assets held for sale			(1,334)
Translation differences	(105)	(79)	36
Depreciation	4,421	5,466	5,350
Ending balance	14,424	12,500	8,651
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,521	15,257
Ending balance	28,530	21,521	15,257
Installation and machinery | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	219	270
Ending balance	85	219	270
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46,270	37,607	44,655
Additions	5,688	4,453	3,737
Sales and disposals	(600)	(1,001)	(1,096)
Reclassifications	3,580	5,210	(623)
Reclassifications to assets held for sale			(8,938)
Translation differences	(15)	1	(127)
Ending balance	57,040	46,270	37,607
Installation and machinery | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	593	734	554
Additions		110	186
Sales and disposals	(156)	(251)	(6)
Ending balance	437	593	734
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,749	22,350	25,885
Sales and disposals	(574)	(1,000)	(1,058)
Reclassifications			(1,675)
Reclassifications to assets held for sale			(4,327)
Translation differences	(1)	1	(61)
Depreciation	4,336	3,398	3,587
Ending balance	28,510	24,749	22,350
Installation and machinery | Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	374	464	342
Sales and disposals	(156)	(251)	(6)
Depreciation	134	161	128
Ending balance	352	374	464
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,247	2,724
Ending balance	5,704	3,247	2,724
Furniture, fixtures & vehicles | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,615	3,817
Ending balance	7,032	6,615	3,817
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,829	7,352	4,028
Additions	3,438	434	1,824
Sales and disposals	(1,344)	(1,177)	(81)
Reclassifications	167	1,175	2,084
Reclassifications to assets held for sale			(484)
Translation differences	43	45	(19)
Ending balance	10,241	7,829	7,352
Furniture, fixtures & vehicles | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,184	5,812	3,307
Additions	3,603	5,092	2,932
Sales and disposals	(1,274)	(722)	(161)
Reclassifications to assets held for sale			(263)
Translation differences	(8)	2	(3)
Ending balance	12,505	10,184	5,812
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,582	4,628	2,119
Sales and disposals	(1,328)	(1,178)	(77)
Reclassifications			1,629
Reclassifications to assets held for sale			(448)
Translation differences	18	18	(13)
Depreciation	1,265	1,113	1,418
Ending balance	4,537	4,582	4,628
Furniture, fixtures & vehicles | Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,569	1,995	867
Sales and disposals	(1,235)	(722)	(161)
Reclassifications to assets held for sale			(115)
Translation differences	2		1
Depreciation	3,141	2,296	1,405
Ending balance	€ 5,473	€ 3,569	€ 1,995